Cover - shares	12 Months Ended
	Dec. 31, 2025	Mar. 29, 2026
Document Information Line Items
Entity Registrant Name	FIRST MINING GOLD CORP.
Entity Central Index Key	0001641229
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		1,343,755,162
Document Annual Report	true
Document Fin Stmt Error Correction Flag	false
Entity File Number	000-55607
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 2070– 1188 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6E 4A2
City Area Code	604
Icfr Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	271
Local Phone Number	688-3033
Security 12b Title	Common Shares, no par value
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	1090 Vermont Avenue N.W
Entity Address Address Line 2	Suite 910
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20005
City Area Code	202
Local Phone Number	371-8090
Contact Personnel Name	National Registered Agents, Inc.